Related party transactions - Compensation of key management personnel of the Group (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Short term employee benefits	$ 5,284	$ 10,443
Post-employment benefits	5	93
Share-based compensation expense	9,555	355
Total compensation paid to key management personnel	$ 14,844	$ 10,891
Predecessor
Disclosure of transactions between related parties [line items]
Short term employee benefits			$ 19,783	$ 16,526
Post-employment benefits			145	140
Share-based compensation expense			12,360	13,062
Total compensation paid to key management personnel			$ 32,288	$ 29,728